Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000072947 [Member] | Consumer Services [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.10%)	[1]
C000072947 [Member] | Health Care Equipment And Services [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(3.40%)	[1]
C000072947 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.30%	[1]
C000072947 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.50%	[1]
C000072947 [Member] | Consumer Discretionary Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.50%	[1]
C000072947 [Member] | Software And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%	[1]
Percent of Total Short Exposure	(2.70%)	[1]
C000072947 [Member] | Technology Hardware And Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.70%	[1]
C000072947 [Member] | Media And Entertainment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.80%	[1]
C000072947 [Member] | Pharmaceuticals Biotechnology And Life Sciences [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.20%	[1]
C000072947 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.10%	[1]
Percent of Total Short Exposure	(6.40%)	[1]
C000072947 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.20%	[1]
C000072947 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%	[1]
Percent of Total Short Exposure	(2.50%)	[1]
C000072947 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.70%	[1]
Percent of Total Short Exposure	(10.70%)	[1]
C000072947 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.20%	[1]
Percent of Total Short Exposure	(2.90%)	[1]
C000072947 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.90%	[1]
Percent of Total Short Exposure	(2.20%)	[1]
C000072947 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.50%)	[1]
C000072947 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.40%	[1]
Percent of Total Short Exposure	(3.10%)	[1]
C000072947 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.30%	[1]
Percent of Total Short Exposure	(2.70%)	[1]
C000072947 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(41.20%)	[1]
C000072947 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	140.10%	[1]
C000072947 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000072945 [Member] | Consumer Services [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.10%)	[2]
C000072945 [Member] | Health Care Equipment And Services [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(3.40%)	[2]
C000072945 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.30%	[2]
C000072945 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.50%	[2]
C000072945 [Member] | Consumer Discretionary Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.50%	[2]
C000072945 [Member] | Software And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%	[2]
Percent of Total Short Exposure	(2.70%)	[2]
C000072945 [Member] | Technology Hardware And Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.70%	[2]
C000072945 [Member] | Media And Entertainment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.80%	[2]
C000072945 [Member] | Pharmaceuticals Biotechnology And Life Sciences [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.20%	[2]
C000072945 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.10%	[2]
Percent of Total Short Exposure	(6.40%)	[2]
C000072945 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.20%	[2]
C000072945 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%	[2]
Percent of Total Short Exposure	(2.50%)	[2]
C000072945 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.70%	[2]
Percent of Total Short Exposure	(10.70%)	[2]
C000072945 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.20%	[2]
Percent of Total Short Exposure	(2.90%)	[2]
C000072945 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.90%	[2]
Percent of Total Short Exposure	(2.20%)	[2]
C000072945 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.50%)	[2]
C000072945 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.40%	[2]
Percent of Total Short Exposure	(3.10%)	[2]
C000072945 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.30%	[2]
Percent of Total Short Exposure	(2.70%)	[2]
C000072945 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(41.20%)	[2]
C000072945 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	140.10%	[2]
C000072945 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[2]
C000072944 [Member] | Consumer Services [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.10%)	[3]
C000072944 [Member] | Health Care Equipment And Services [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(3.40%)	[3]
C000072944 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.30%	[3]
C000072944 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.50%	[3]
C000072944 [Member] | Consumer Discretionary Distribution And Retail [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.50%	[3]
C000072944 [Member] | Software And Services [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.50%	[3]
Percent of Total Short Exposure	(2.70%)	[3]
C000072944 [Member] | Technology Hardware And Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.70%	[3]
C000072944 [Member] | Media And Entertainment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.80%	[3]
C000072944 [Member] | Pharmaceuticals Biotechnology And Life Sciences [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.20%	[3]
C000072944 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.10%	[3]
Percent of Total Short Exposure	(6.40%)	[3]
C000072944 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.20%	[3]
C000072944 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.80%	[3]
Percent of Total Short Exposure	(2.50%)	[3]
C000072944 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.70%	[3]
Percent of Total Short Exposure	(10.70%)	[3]
C000072944 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.20%	[3]
Percent of Total Short Exposure	(2.90%)	[3]
C000072944 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.90%	[3]
Percent of Total Short Exposure	(2.20%)	[3]
C000072944 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.50%)	[3]
C000072944 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	8.40%	[3]
Percent of Total Short Exposure	(3.10%)	[3]
C000072944 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.30%	[3]
Percent of Total Short Exposure	(2.70%)	[3]
C000072944 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(41.20%)	[3]
C000072944 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	140.10%	[3]
C000072944 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[3]

[1]	Includes the gross market value of the Fund’s long and short exposure.
[2]	Includes the gross market value of the Fund’s long and short exposure.
[3]	Includes the gross market value of the Fund’s long and short exposure.